Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from continuing operating activities
Net income (loss)	$ (34,765)	$ 19,634	$ 54,962
Adjustments to reconcile net income (loss) to net cash provided by continuing operating activities:
Income from discontinued operations, including taxes	(11,381)	(14,547)	(19,362)
Deferred income taxes	(27,436)	5,376	24,070
Gains on property insurance recoveries associated with property, plant and equipment		(5,147)	(66,246)
Impairment of long-lived assets	43,188
Depreciation, depletion and amortization of property, plant and equipment	35,930	30,987	24,000
Other	4,552	4,000	3,130
Cash provided (used) by changes in assets and liabilities (net of effects of discontinued operations):
Accounts receivable	3,677	(8,218)	3,225
Inventories	(468)	(993)	9,148
Prepaid insurance	2,500	1,697	(5,037)
Prepaid and accrued income taxes	576	3,505	(13,278)
Other supplies, prepaid items and other	(3,717)	(20)	(4,905)
Accounts payable	(10,825)	1,154	(3,654)
Accrued interest	(709)	(37)	13,356
Customer deposits	(3,433)	236	(2,637)
Other current and noncurrent liabilities	(2,799)	1,033	1,504
Net cash provided (used) by continuing operating activities	(5,110)	38,660	18,276
Cash flows from continuing investing activities
Expenditures for property, plant and equipment	(438,944)	(217,485)	(152,222)
Acquisition of working interests in natural gas properties			(9,205)
Proceeds from property insurance recovery associated with property, plant and equipment		5,147	66,247
Software and software development costs	(423)	(2,801)
Proceeds from sales of property and equipment	87	569	662
Proceeds from short-term investments	39,500	14,500
Purchases of short-term investments	(25,000)	(29,000)
Proceeds from noncurrent restricted cash and cash equivalents	45,969	200,111
Deposits of current and noncurrent restricted cash and cash equivalents		(165,471)	(80,943)
Proceeds from noncurrent restricted investments	25,000	259,990
Purchases of noncurrent restricted investments		(75,000)	(209,990)
Other investing activities	3,132	25	962
Net cash used by continuing investing activities	(350,679)	(9,415)	(384,489)
Cash flows from continuing financing activities
Proceeds from revolving debt facility	47,438
Payments on revolving debt facility	(47,438)
Proceeds from other long-term debt, net of fees	31,047		39,825
Payments on other long-term debt	(12,923)	(10,439)	(8,678)
Payments of debt issuance costs	(1,200)		(1,872)
Proceeds from loans secured by cash value of life insurance policies	1,288
Proceeds from short-term financing	10,273	12,965	15,242
Payments on short-term financing	(12,399)	(14,996)	(10,755)
Proceeds from issuance of redeemable preferred stocks, net of discount and fees	180,013
Proceeds from issuance of common stock warrants, net of discount and fees	21,018
Payments of issuance costs relating to preferred stocks and warrants	(2,472)
Proceeds from exercises of stock options	1,785	1,074	1,014
Excess income tax benefit associated with stock-based compensation	330
Dividends paid on convertible preferred stocks	(300)	(300)	(300)
Net cash provided (used) by continuing financing activities	264,349	(11,696)	385,433
Cash flows of discontinued operations:
Net cash provided by operating activities	38,313	26,377	35,424
Net cash used by investing activities	(3,382)	(2,442)	(5,105)
Net cash used by financing activities	(1,292)	206	(3,957)
Net cash provided by discontinued operations	33,639	24,141	26,362
Net increase (decrease) in cash and cash equivalents	(57,801)	41,690	45,582
Cash and cash equivalents at beginning of year	184,996	143,306	97,724
Cash and cash equivalents at end of year	127,195	$ 184,996	143,306
12% Senior Secured Notes [Member]
Cash flows from continuing financing activities
Proceeds from senior secured notes, net of pay off of secured term loan, discount and fees	$ 47,889
7.75% Senior Secured Notes [Member]
Cash flows from continuing financing activities
Proceeds from senior secured notes, net of pay off of secured term loan, discount and fees			$ 350,957